Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Service agreements
Related Party Transactions
Sales of goods and services	€ 576	€ 1,618
Purchases of goods and services	11,737	15,224
Balances
Accounts receivable	4,282		€ 5,303
Accounts payable	2,096		2,137
Accrued expenses	4,087		1,333
Products
Related Party Transactions
Sales of goods and services	19,331	13,818
Purchases of goods and services	164,236	126,225
Balances
Accounts receivable	25,216		27,380
Accounts payable	102,704		82,852
Fresenius SE | Service agreements
Related Party Transactions
Sales of goods and services		24
Purchases of goods and services	2,105	2,199
Balances
Accounts receivable	159		173
Accounts payable	1,695		1,488
Fresenius SE affiliates | Service agreements
Related Party Transactions
Sales of goods and services	389	311
Purchases of goods and services	9,632	13,025
Balances
Accounts receivable	437		396
Accounts payable	401		649
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	19,331	13,818
Purchases of goods and services	10,107	9,311
Balances
Accounts receivable	25,216		27,380
Accounts payable	9,040		9,624
Equity method investees | Service agreements
Related Party Transactions
Sales of goods and services	187	1,283
Balances
Accounts receivable	3,686		4,734
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	154,129	€ 116,914
Balances
Accounts payable	€ 93,664		€ 73,228